Fair Value Measurements - Summary of Difference Between the Aggregate Fair Value and the Aggregate Unpaid Principal Balance for Mortgage Loans Held for Sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Loans held fro investment at fair value	$ 12,700
Mortgages Held For Sale at Fair Value
Aggregate fair value	157,041	$ 166,247
Aggregate unpaid principal	153,801	161,083
Aggregate fair value less unpaid principal	3,240	5,164
Total mortgage income (loss) in the Consolidated Statement of Comprehensive Income	$ 2,100	$ 1,000